Fees Summary	Aug. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,944,369,826.00
Previously Paid Amount	0.00
Total Fee Amount	268,517.48
Total Offset Amount	268,517.48
Net Fee	$ 0.00